CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Unrealized gain (loss) arising during the period, tax benefit	$ 0.3	$ 2.1	$ 6.3
Reclassification adjustment for loss included in floor plan interest expense, tax provision	$ 2.9	$ 2.8	$ 0